UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  Nov 13, 2009
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: 1,725,810


List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC

                                                                                                Voting Authority
                                                                                                --------------------------
                                 Title                   Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   of Class    CUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

AMB Property Corp.               COM         00163T109       82714 3604086   SH         Sole             1496383         2107703
                                                               339   14770   SH         Defined        1   14770               0
Alexandria Real Estate Equitie   COM         015271109         801   14757   SH         Sole               14522             235
                                                               169    3110   SH         Defined        1    3110               0
Alexander's, In.                 COM         014752109           4      13   SH         Sole                  13               0
AvalonBay Communities, Inc.      COM         053484101       80568 1107771   SH         Sole              477080          630691
                                                               487    6696   SH         Defined        1    6696               0
BRE Properties, Inc.             COM         05564E106       31680 1012126   SH         Sole              367412          644714
                                                               110    3510   SH         Defined        1    3510               0
Boston Properties, Inc.          COM         101121101       97322 1484691   SH         Sole              631020          853671
                                                               603    9200   SH         Defined        1    9200               0
Brandywine Realty Trust          COM         105368203       21950 1988139   SH         Sole              747201         1240938
                                                               211   19100   SH         Defined        1   19100               0
Camden Property Trust            COM         133131102         193    4809   SH         Sole                4809               0
                                                               133    3300   SH         Defined        1    3300               0
Corporate Office Properties      COM         22002T108       65945 1788108   SH         Sole              751571         1036537
                                                               316    8565   SH         Defined        1    8565               0
Crexus Investment Corp           COM         226553105           3     186   SH         Sole                 186               0
DiamondRock Hospitality          COM         252784301       19076 2355044   SH         Sole              937788         1417256
Digital Realty Trust             COM         253868103       18262  399515   SH         Sole              149322          250193
                                                               274    6000   SH         Defined        1    6000               0
Eastgroup Properties             COM         277276101       10761  281551   SH         Sole              105201          176350
                                                               130    3400   SH         Defined        1    3400               0
Equity Lifestyle Properties      COM         29472R108       40536  947314   SH         Sole              427922          519392
                                                               218    5100   SH         Defined        1    5100               0
Equity Residential               COM         29476L107       87520 2850814   SH         Sole             1158459         1692355
                                                               622   20270   SH         Defined        1   20270               0
Essex Property Trust, Inc.       COM         297178105       72133  906418   SH         Sole              388738          517680
                                                               458    5760   SH         Defined        1    5760               0
Extra Space Storage, Inc         COM         30225T102        8539  809392   SH         Sole              299806          509586
                                                                65    6200   SH         Defined        1    6200               0
Federal Realty Investment Trus   COM         313747206       75827 1235578   SH         Sole              533158          702420
                                                               515    8390   SH         Defined        1    8390               0
Franklin Street Properties       COM         35471R106           3     195   SH         Sole                 195               0
Glimcher Realty Trust            COM         379302102        3024  823879   SH         Sole              322689          501190
                                                                33    8900   SH         Defined        1    8900               0
HCP Inc.                         COM         40414L109       80149 2788739   SH         Sole             1182200         1606539
                                                               531   18475   SH         Defined        1   18475               0
Health Care REIT Com             COM         42217K106       53813 1292951   SH         Sole              549690          743261
                                                               375    9000   SH         Defined        1    9000               0
Healthcare Realty Trust          COM         421946104           6     307   SH         Sole                 307               0
Highwoods Properties, Inc.       COM         431284108       17844  567365   SH         Sole              204652          362713
                                                               138    4400   SH         Defined        1    4400               0
Host Hotels & Resorts, Inc.      COM         44107P104       22834 1939979   SH         Sole              708245         1231734
Kilroy Realty                    COM         49427F108       19242  693627   SH         Sole              255935          437692
                                                                75    2690   SH         Defined        1    2690               0
Liberty Property Trust           COM         531172104       59302 1822989   SH         Sole              753296         1069693
                                                               387   11890   SH         Defined        1   11890               0
Mack California Realty Corpora   COM         554382101          13     393   SH         Sole                 393               0
Nationwide Health Properties,    COM         638620104       77456 2499406   SH         Sole             1063401         1436005
                                                               564   18200   SH         Defined        1   18200               0
Post Properties, Inc.            COM         737464107       28327 1573718   SH         Sole              578503          995215
                                                               115    6400   SH         Defined        1    6400               0
ProLogis                         COM         743410102        1612  135267   SH         Sole              133135            2132
                                                               362   30380   SH         Defined        1   30380               0
PS Business Park                 COM         69360J107           4      77   SH         Sole                  77               0
Public Storage                   COM         74460D109      107669 1431016   SH         Sole              601941          829075
                                                               662    8800   SH         Defined        1    8800               0
Regency Centers Corp.            COM         758849103       52573 1418968   SH         Sole              595492          823476
                                                               319    8600   SH         Defined        1    8600               0
Retail Opportunity Investment    COM         76131N101           3     252   SH         Sole                 252               0
SL Green Realty Corp.            COM         78440X101       39657  904368   SH         Sole              379597          524771
                                                               245    5590   SH         Defined        1    5590               0
Saul Centers, Inc.               COM         804395101       19452  605983   SH         Sole              225490          380493
                                                                71    2200   SH         Defined        1    2200               0
Simon Property Group, Inc.       COM         828806109      183243 2639248   SH         Sole             1102020         1537228
                                                              1277   18389   SH         Defined        1   18389               0
Starwood Hotels & Resorts Worl   COM         85590A401       48867 1479468   SH         Sole              638416          841052
Taubman Centers, Inc.            COM         876664103       68061 1886385   SH         Sole              821705         1064680
                                                               431   11950   SH         Defined        1   11950               0
The Macerich Company             COM         554382101       19398  639548   SH         Sole              245360          394188
                                                               205    6752   SH         Defined        1    6752               0
UDR, Inc.                        COM         902653104         167   10570   SH         Sole               10570               0
                                                               118    7481   SH         Defined        1    7481               0
Ventas, Inc                      COM         92276F100          20     522   SH         Sole                 522               0
Vornado Realty Trust             COM         929042109       97340 1511264   SH         Sole              653904          857360
                                                               758   11767   SH         Defined        1   11767               0
Washington Real Estate Investm   COM         939653101         130    4513   SH         Sole                4513               0
                                                                90    3125   SH         Defined        1    3125               0
Weingarten Realty Investors      COM         948741103         212   10628   SH         Sole               10628               0
                                                               149    7500   SH         Defined        1    7500               0
REPORT SUMMARY                             81DATA RECORDS  1725810           1    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
